UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
 (Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/18

Date of reporting period:  12/31/17

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 53.44%
Commercial & Professional Services - 0.98%
Gattaca PLC (a)	998,713	$4,100,850
Consumer Durables & Apparel - 1.64%
G.U.D. Holdings Ltd. (a)	719,004	6,838,628
Consumer Services - 5.39%
Biglari Holdings, Inc. (b)	24,190	10,024,336
The Cheesecake Factory, Inc.	232,850	11,218,713
Retail Food Group Ltd. (a)	675,454	1,301,747
		22,544,796
Diversified Financials - 13.37%
Berkshire Hathaway, Inc. - Class B (b)	90,600	17,958,732
Dundee Corp. - Class A (a)(b)	854,025	1,718,921
Greenhill & Co, Inc.	365,280	7,122,960
Leucadia National Corp.	534,000	14,145,660
Oaktree Capital Group LLC	201,631	8,488,665
The Bank Of New York Mellon Corp.	120,000	6,463,200
		55,898,138
Energy - 2.47%
Patterson-UTI Energy, Inc.	449,510	10,343,225
Insurance - 2.46%
Baldwin & Lyons, Inc. - Class B (c)	428,541	10,263,557
Media - 2.88%
Corus Entertainment, Inc. - Class B (a)	1,291,885	12,024,705
Pharmaceuticals, Biotechnology & Life Sciences - 1.02%
Stallergenes Greer PLC (a)(b)	91,861	4,244,537
Real Estate - 2.22%
Consolidated-Tomoka Land Co. (b)	52,410	3,328,035
FRP Holdings, Inc. (b)	134,654	5,958,439
		9,286,474
Retailing - 1.75%
Hornbach Baumarkt AG (a)	197,158	7,317,963
Software & Services - 14.97%
Amdocs Ltd. (a)	177,600	11,629,248
HNZ Group, Inc. (a)(b)(c)	631,480	9,384,285
Syntel, Inc. (b)	705,140	16,211,168
Teradata Corp. (b)	416,930	16,035,128
The Western Union Co.	488,470	9,285,815
		62,545,644
Technology Hardware & Equipment - 2.84%
Cisco Systems, Inc.	117,000	4,481,100
Western Digital Corp.	93,000	7,396,290
		11,877,390
Transportation - 1.45%
Royal Mail PLC (a)	991,332	6,056,460
TOTAL COMMON STOCKS (Cost $189,423,273)		223,342,367

CONVERTIBLE BONDS - 2.84%	Principal
Consumer Durables & Apparel - 1.87%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (a)(d)	$7,750,000	7,827,500
Materials - 0.70%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(d)	4,584,000	2,910,840
Real Estate - 0.27%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020 (d)	1,000,000	1,111,250
TOTAL CONVERTIBLE BONDS (Cost $12,831,954)		11,849,590

CORPORATE BONDS - 28.04%
Capital Goods - 1.58%
Actuant Corp.
5.625%, 06/15/2022	4,445,000	4,545,012
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,070,500
		6,615,512
Commercial & Professional Services - 3.26%
FTI Consulting, Inc.
6.000%, 11/15/2022	6,341,000	6,534,718
Multi-Color Corp.
6.125%, 12/01/2022	6,802,000	7,099,588
		13,634,306
Consumer Durables & Apparel - 0.59%
American Outdoor Brands Corp.
5.000%, 07/15/2018 (d)	2,500,000	2,475,000
Consumer Services - 3.79%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	5,321,000	5,600,352
Regis Corp.
5.500%, 12/02/2019 (d)	5,612,875	5,654,972
Wyndham Worldwide Corp.
2.500%, 03/01/2018	4,562,000	4,563,441
		15,818,765
Diversified Financials - 0.36%
FirstCash, Inc.
5.375%, 06/01/2024	1,441,000	1,502,242
Energy - 1.57%
Unit Corp.
6.625%, 05/15/2021	6,500,000	6,548,750
Health Care Equipment & Services - 1.99%
Edwards Lifesciences Corp.
2.875%, 10/15/2018	4,138,000	4,165,916
Laboratory Corp. of America Holdings
2.500%, 11/01/2018	4,146,000	4,158,723
		8,324,639
Household & Personal Products - 0.75%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,943,000	3,112,222
Materials - 2.80%
Bemis Co., Inc.
6.800%, 08/01/2019	4,229,000	4,511,656
Silgan Holdings, Inc.
5.500%, 02/01/2022	7,032,000	7,207,800
		11,719,456
Media - 1.21%
Cable One, Inc.
5.750%, 06/15/2022 (d)	4,909,000	5,068,542
Retailing - 5.94%
Best Buy Co., Inc.
5.000%, 08/01/2018	4,148,000	4,216,278
Caleres, Inc.
6.250%, 08/15/2023	4,692,000	4,944,195
Dollar General Corp.
1.875%, 04/15/2018	2,930,000	2,928,305
Dollar Tree, Inc.
5.250%, 03/01/2020	8,309,000	8,452,746
Expedia, Inc.
7.456%, 08/15/2018	4,169,000	4,299,787
		24,841,311
Software & Services - 1.34%
Total System Services, Inc.
2.375%, 06/01/2018	5,115,000	5,116,535
The Western Union Co.
3.650%, 08/22/2018	471,000	475,228
		5,591,763

Technology Hardware & Equipment - 1.99%
Apple, Inc.
1.000%, 05/03/2018	2,000,000	1,995,057
Jabil, Inc.
8.250%, 03/15/2018	6,220,000	6,303,659
		8,298,716
Telecommunication Services - 0.87%
AT&T, Inc.
5.500%, 02/01/2018	3,612,000	3,622,346
TOTAL CORPORATE BONDS (Cost $116,185,371)		117,173,570

SHORT-TERM INVESTMENTS - 15.50%	Shares
Money Market Fund - 7.89%
STIT-Treasury Portfolio - Institutional Class, 1.160%(e)	32,990,139	32,990,139

	Principal
U.S. Treasury Bill - 7.61%	Amount
1.433%, 05/31/2018 (f)	$32,000,000	31,812,267
TOTAL SHORT-TERM INVESTMENTS (Cost $64,802,406)		64,802,406

Total Investments (Cost $383,243,004) - 99.82%		417,167,933
Other Assets in Excess of Liabilities - 0.18%		771,370
TOTAL NET ASSETS - 100.00%		$417,939,303

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)	Affiliate company. See Note 2.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $25,048,104, or 5.99% of total net assets.

(e)	Rate listed is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
December 31, 2017 (Unaudited)
	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Bank of New York Mellon	02/09/2018	USD	22,011,713	CAD	28,000,000	(277,057)
National Australia Bank	04/10/2018	USD	12,303,824	EUR	10,400,000	(253,979)
National Australia Bank	04/10/2018	USD	4,879,930	GBP	3,700,000	(133,090)
National Australia Bank	04/10/2018	USD	3,842,500	GBP	2,900,000	(86,624)
State Street Bank	04/30/2018	USD	6,503,367	AUD	8,500,000	(127,266)
						$(878,016)
USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars
EUR - Euro
GBP - British Pound

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 16.85%
Consumer Durables & Apparel - 0.00%
Vista Outdoor, Inc. (a)	200	$2,914
Consumer Services - 2.85%
Bojangles’, Inc. (a)	100	1,180
Retail Food Group Ltd. (b)	2,339,160	4,508,072
		4,509,252
Diversified Financials - 1.05%
Dundee Corp. - Class A (a)(b)	821,295	1,653,044
Insurance - 4.89%
Baldwin & Lyons, Inc. - Class B (c)	273,514	6,550,660
Hallmark Financial Services, Inc. (a)	114,318	1,192,337
		7,742,997
Materials - 0.01%
Primero Mining Corp. (a)(b)	100,000	6,550
Sandstorm Gold Ltd. (a)(b)	100	499
Wheaton Precious Metals Corp. (b)	100	2,213
		9,262
Media - 3.10%
DHX Media Ltd. (b)	1,000	3,580
Corus Entertainment, Inc. - Class B (b)	526,715	4,902,598
		4,906,178
Retailing - 0.01%
AMCON Distributing Co.	100	8,985
Software & Services - 4.94%
Amdocs Ltd. (b)	72,820	4,768,254
Net 1 UEPS Technologies, Inc. (a)	186,251	2,214,524
Syntel, Inc. (a)	36,544	840,146
		7,822,924
TOTAL COMMON STOCKS (Cost $26,578,259)		26,655,556

EXCHANGE-TRADED FUND - 2.04%
Diversified Financials - 2.04%
iShares Gold Trust (a)	258,000	3,227,580
TOTAL EXCHANGE-TRADED FUND (Cost $3,318,949)		3,227,580

CONVERTIBLE BONDS - 2.71%	Principal
Materials - 2.56%	Amount
Primero Mining Corp.
5.750%, 02/28/2020 (b)(d)	$6,378,000	4,050,030
Diversified Financials - 0.15%
EZCORP, Inc.
2.125%, 06/15/2019	228,000	234,555
TOTAL CONVERTIBLE BONDS (Cost $5,826,855)		4,284,585

SHORT-TERM INVESTMENTS - 66.84%
U.S. Treasury Bills - 66.84%
1.033%, 01/25/2018 (e)	39,000,000	38,973,480
1.149%, 03/01/2018 (e)	37,000,000	36,931,327
1.329%, 04/12/2018 (e)	14,000,000	13,948,546
1.445%, 05/31/2018 (e)	16,000,000	15,905,333
TOTAL SHORT-TERM INVESTMENTS (Cost $105,758,686)		105,758,686

Total Investments (Cost $141,482,749) - 88.44%		139,926,407
Other Assets in Excess of Liabilities - 11.56%		18,296,734
TOTAL NET ASSETS - 100.00%		$158,223,141

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Affiliate company. See Note 2.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $4,050,030, or 2.56% of total net assets.

(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
December 31, 2017 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of Montreal	02/09/2018	CAD	1,900,000	USD	1,490,313	22,139
Bank of Montreal	02/09/2018	CAD	1,430,000	USD	1,139,309	(989)
Bank of Montreal	02/09/2018	USD	8,807,628	CAD	11,200,000	(107,880)
State Street Bank	06/22/2018	USD	3,217,775	AUD	4,200,000	(58,266)
						$(144,996)
USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 3.46%
Consumer Services - 1.29%
Retail Food Group Ltd. (a)	510,000	$982,881
Insurance - 1.14%
Baldwin & Lyons, Inc. - Class B (b)	35,984	861,817
Media - 1.03%
Corus Entertainment, Inc. - Class B (a)	84,300	784,654
TOTAL COMMON STOCKS (Cost $2,485,969)		2,629,352

PREFERRED STOCK - 0.38%
Diversified Financials - 0.38%
Dundee Corp.
5.150% (3 Month Canada Treasury Bill CAD + 4.100%)(a)(c)	29,290	286,609
TOTAL PREFERRED STOCK (Cost $283,450)		286,609

CONVERTIBLE BONDS - 8.48%	Principal
Consumer Durables & Apparel - 1.29%	Amount
Primero Mining Corp.
5.750%, 02/28/2020 (a)(d)	$1,548,000	982,980
Consumer Durables & Apparel - 4.05%
Dorel Industries, Inc.
5.500%, 11/30/2019 (a)(d)	3,050,000	3,080,500
Real Estate - 3.14%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020 (d)	2,150,000	2,389,187
TOTAL CONVERTIBLE BONDS (Cost $6,602,075)		6,452,667

CORPORATE BONDS - 76.16%
Capital Goods - 4.84%
Actuant Corp.
5.625%, 06/15/2022	2,326,000	2,378,335
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,297,650
		3,675,985
Commercial & Professional Services - 7.49%
FTI Consulting, Inc.
6.000%, 11/15/2022	2,419,000	2,492,901
Multi-Color Corp.
6.125%, 12/01/2022	3,064,000	3,198,050
		5,690,951
Consumer Durables & Apparel - 1.95%
American Outdoor Brands Corp.
5.000%, 07/15/2018 (d)	1,500,000	1,485,000
Consumer Services - 10.82%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	1,340,000	1,410,350
Nathan’s Famous, Inc.
6.625%, 11/01/2025	500,000	518,750
Regis Corp.
5.500%, 12/02/2019 (d)	3,999,625	4,029,622
Wyndham Worldwide Corp.
2.500%, 03/01/2018	2,267,000	2,267,716
		8,226,438

Diversified Financials - 0.77%
FirstCash, Inc.
5.375%, 06/01/2024 (d)	559,000	582,758
Food, Beverage & Tobacco - 2.36%
Philip Morris International, Inc.
5.650%, 05/16/2018	1,766,000	1,791,171
Health Care Equipment & Services - 4.14%
Edwards Lifesciences Corp.
2.875%, 10/15/2018	1,515,000	1,525,221
Laboratory Corp. of America Holdings
2.500%, 11/01/2018	1,620,000	1,624,971
		3,150,192
Household & Personal Products - 1.63%
Central Garden & Pet Co.
6.125%, 11/15/2023	1,169,000	1,236,218
Materials - 6.35%
Bemis Co., Inc.
6.800%, 08/01/2019	1,500,000	1,600,256
Silgan Holdings, Inc.
5.500%, 02/01/2022	3,146,000	3,224,650
		4,824,906
Media - 3.18%
Cable One, Inc.
5.750%, 06/15/2022 (d)	2,341,000	2,417,082
Retailing - 18.41%
Best Buy Co., Inc.
5.000%, 08/01/2018	1,575,000	1,600,925
Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,939,954
Dillard’s, Inc.
7.130%, 08/01/2018	1,600,000	1,634,980
Dollar General Corp.
1.875%, 04/15/2018	3,459,000	3,456,999
Dollar Tree, Inc.
5.250%, 03/01/2020	3,231,000	3,286,896
Expedia, Inc.
7.456%, 08/15/2018	2,011,000	2,074,088
		13,993,842
Software & Services - 9.26%
Apple, Inc.
1.000%, 05/03/2018	3,000,000	2,992,585
Total System Services, Inc.
2.375%, 06/01/2018	3,246,000	3,246,974
The Western Union Co.
3.650%, 08/22/2018	790,000	797,093
		7,036,652
Technology Hardware & Equipment - 4.14%
Jabil, Inc.
8.250%, 03/15/2018	3,105,000	3,146,762
Telecommunication Services - 0.82%
AT&T, Inc.
5.500%, 02/01/2018	624,000	625,787
TOTAL CORPORATE BONDS (Cost $57,708,266)		57,883,744

SHORT-TERM INVESTMENTS - 10.85%
Money Market Fund - 4.28%	Shares
STIT-Treasury Portfolio - Institutional Class, 1.160%(e)	3,252,171	3,252,171

	Principal
U.S. Treasury Bill - 6.57%	Amount
1.264%, 03/01/2018 (f)	$5,000,000	4,989,757
TOTAL SHORT-TERM INVESTMENTS (Cost $8,241,928)		8,241,928

Total Investments (Cost $75,321,688) - 99.33%		75,494,300
Other Assets in Excess of Liabilities - 0.67%		508,832
TOTAL NET ASSETS - 100.00%		$76,003,132

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Affiliate company. See Note 2.
(c)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 12/31/2017.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $14,967,129, or 19.69% of total net assets.

(e)	Rate listed is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
December 31, 2017 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	02/21/2018	CAD	1,000,000	USD	785,293	10,844
Bank of New York Mellon	02/21/2018	USD	1,832,202	CAD	2,300,000	1,088
State Street Bank	06/22/2018	USD	766,137	AUD	1,000,000	(13,873)
						$(1,941)

USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 70.11%
Commercial & Professional Services - 2.23%
Tetra Tech, Inc.	17,600	$847,440
Consumer Durables & Apparel - 3.24%
Tapestry, Inc.	27,810	1,230,036
Consumer Services - 3.86%
The Cheesecake Factory, Inc.	30,375	1,463,468
Diversified Financials - 18.52%
Dundee Corp. - Class A (a)(b)	141,330	284,459
Leucadia National Corp.	76,940	2,038,141
Northern Trust Corp.	11,255	1,124,262
Oaktree Capital Group LLC	50,150	2,111,315
The Bank Of New York Mellon Corp.	27,240	1,467,146
		7,025,323
Energy - 2.79%
Patterson-UTI Energy, Inc.	46,000	1,058,460
Health Care Equipment & Services - 3.00%
Laboratory Corp. of America Holdings (a)	7,130	1,137,306
Insurance - 4.15%
Baldwin & Lyons, Inc. - Class B (c)	65,808	1,576,101
Materials - 0.00%
Alamos Gold, Inc. - Class A (b)	0	2
Media - 5.37%
Corus Entertainment, Inc. - Class B (b)	218,780	2,036,377
Pharmaceuticals, Biotechnology & Life Sciences - 1.11%
Bio-Rad Laboratories, Inc. - Class A (a)	1,768	421,969
Retailing - 1.74%
Dollar General Corp.	7,100	660,371
Software & Services - 10.54%
Amdocs Ltd. (b)	9,980	653,490
Teradata Corp. (a)	48,400	1,861,464
The Western Union Co.	78,000	1,482,780
		3,997,734
Technology Hardware & Equipment - 7.11%
Apple, Inc.	9,515	1,610,224
Western Digital Corp.	13,665	1,086,777
		2,697,001
Telecommunication Services - 2.04%
Telephone & Data Systems, Inc.	27,838	773,896
Transportation - 4.41%
Royal Mail PLC (b)	274,000	1,673,980
TOTAL COMMON STOCKS (Cost $21,530,908)		26,599,464
	Principal
SHORT-TERM INVESTMENT - 18.37%	Amount
U.S. Treasury Bill - 18.37%
1.303%, 05/03/2018 (d)	$7,000,000	6,969,280
TOTAL SHORT-TERM INVESTMENT (Cost $6,969,280)		6,969,280

Total Investments (Cost $28,500,188) - 88.48%		33,568,744
Other Assets in Excess of Liabilities - 11.52%		4,370,545
TOTAL NET ASSETS - 100.00%		$37,939,289

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Affiliate company. See Note 2.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
December 31, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	03/12/18	CAD	550,000	USD	431,982	5,991
Bank of New York Mellon	03/12/18	USD	2,719,407	CAD	3,300,000	91,568
Bank of New York Mellon	06/08/18	USD	1,501,794	GBP	1,115,000	(12,134)
						$85,425
USD - U.S. Dollars
CAD - Canadian Dollars
GBP - British Pound

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 68.37%
Australia - 20.48%
Coventry Group Ltd. (a)(b)	1,583,824	$1,421,146
G.U.D. Holdings Ltd.	99,785	949,080
LifeHealthcare Group Ltd.	491,649	1,016,565
Retail Food Group Ltd.	706,000	1,360,616
Tox Free Solutions Ltd.	414,903	1,120,100
		5,867,507
Canada - 16.15%
Corus Entertainment, Inc. - Class B	108,490	1,009,812
Dundee Corp. - Class A (a)	570,840	1,148,946
HNZ Group, Inc. (a)(b)	62,490	928,650
Mediagrif Interactive Technologies, Inc.	49,600	436,022
Noranda Income Fund	951,780	1,105,488
		4,628,918
France - 6.20%
GEA	10,960	1,166,170
Vetoquinol SA	8,400	610,064
		1,776,234
Germany - 10.25%
Berentzen-Gruppe AG	27,438	271,239
Clere AG	99,913	1,496,106
Hornbach Baumarkt AG	30,638	1,137,198
KSB AG	54	32,526
		2,937,069
United Kingdom - 12.37%
Gattaca PLC	178,181	731,635
Quarto Group, Inc.	582,582	1,112,999
Royal Mail PLC	185,065	1,130,639
Stallergenes Greer PLC (a)	12,303	568,473
		3,543,746
United States - 2.92%
Baldwin & Lyons, Inc. - Class B (b)	34,968	837,484
TOTAL COMMON STOCKS (Cost $17,354,577)		19,590,958

PREFERRED STOCKS - 13.87%
Canada - 10.72%
Dundee Corp.	175,440	1,716,716
5.150% (3 Month Canada Treasury Bill CAD + 4.100%) (c)
Dundee Corp., 7.500%	69,505	1,355,264
		3,071,980
Germany - 3.15%
KSB AG	1,479	901,483
TOTAL PREFERRED STOCKS (Cost $3,532,680)		3,973,463

CONVERTIBLE BOND - 4.15%	Principal
Canada - 4.15%	Amount
Primero Mining Corp.
5.750%, 02/28/2020 (d)	$1,871,000	1,188,085
TOTAL CONVERTIBLE BOND (Cost $1,346,868)		1,188,085

SHORT-TERM INVESTMENTS - 8.21%
U.S. Treasury Bills - 8.21%
1.343%, 05/03/2018 (e)	900,000	895,974
1.197%, 06/21/2018 (e)	1,465,000	1,456,850
TOTAL SHORT-TERM INVESTMENTS (Cost $2,352,824)		2,352,824

Total Investments (Cost $24,586,949) - 94.60%		27,105,330
Other Assets in Excess of Liabilities - 5.40%		1,546,373
TOTAL NET ASSETS - 100.00%		$28,651,703

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliate company. See Note 2.
(c)	Variable rate security. The coupon rate, reference rate and spread shown is as of 12/31/2017.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $1,188,085, or 4.15% of total net assets.

(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
December 31, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of Montreal	03/13/2018	USD	5,334,865	CAD	6,500,000	158,758
Bank of Montreal	03/13/2018	USD	376,373	CAD	480,000	(5,862)
Bank of Montreal	03/13/2018	USD	1,684,388	CAD	2,114,000	959
Bank of Montreal	03/15/2018	USD	4,558,328	EUR	3,800,000	(22,075)
Bank of Montreal	03/15/2018	USD	1,229,049	EUR	1,020,000	(428)
Bank of Montreal	03/15/2018	USD	1,061,440	GBP	800,000	(21,419)
Bank of Montreal	03/15/2018	USD	330,250	GBP	250,000	(8,143)
Bank of Montreal	03/15/2018	USD	358,644	GBP	265,000	(53)
Bank of Montreal	03/15/2018	USD	4,537,428	AUD	5,700,000	90,620
Bank of Montreal	03/15/2018	USD	1,007,991	AUD	1,292,000	48
Bank of Montreal	03/15/2018	AUD	980,000	USD	743,722	20,817
State Street Bank	06/22/2018	USD	842,751	AUD	1,100,000	(15,260)
						$197,962
USD - U.S. Dollars
CAD - Canadian Dollars
AUD - Australian Dollars
EUR - Euro
GBP - British Pound

Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 76.75%
Capital Goods - 1.41%
Cubic Corp.	6,103	$359,772
Commercial & Professional Services - 3.32%
Tetra Tech, Inc.	17,645	849,607
Consumer Durables & Apparel - 2.42%
Tapestry, Inc.	13,990	618,778
Consumer Services - 5.48%
Retail Food Group Ltd. (a)	726,087	1,399,328
Diversified Financials - 12.95%
Dundee Corp. - Class A (a)(b)	246,185	495,504
Greenhill & Co., Inc.	37,870	738,465
Leucadia National Corp.	35,750	947,018
Oaktree Capital Group LLC	26,815	1,128,912
		3,309,899
Health Care Equipment & Services - 3.25%
Laboratory Corp. of America Holdings (b)	5,201	829,611
Insurance - 10.66%
Baldwin & Lyons, Inc. - Class B (c)	77,421	1,854,232
Hallmark Financial Services, Inc. (b)	83,512	871,030
		2,725,262
Media - 9.31%
Corus Entertainment, Inc. - Class B (a)	176,800	1,645,632
Discovery Communications, Inc. - Class C (b)	34,620	732,905
		2,378,537
Pharmaceuticals, Biotechnology & Life Sciences - 1.38%
Bio-Rad Laboratories, Inc. - Class A (b)	1,480	353,232
Software & Services - 20.82%
Amdocs Ltd. (a)	25,640	1,678,907
Net 1 UEPS Technologies, Inc. (b)	80,812	960,855
Syntel, Inc. (b)	28,295	650,502
Teradata Corp. (b)	36,840	1,416,866
The Western Union Co.	32,320	614,403
		5,321,533
Technology Hardware & Equipment - 3.21%
Western Digital Corp.	10,332	821,704
Telecommunication Services - 2.54%
Telephone & Data Systems, Inc.	23,330	648,574
TOTAL COMMON STOCKS (Cost $17,047,295)		19,615,837

EXCHANGE-TRADED FUNDS - 6.89%
Diversified Financials - 6.89%
iShares Gold Trust(b)	79,785	998,111
iShares Silver Trust(b)	47,665	762,163
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,751,294)		1,760,274

CONVERTIBLE BONDS - 5.04%	Principal
Materials - 3.83%	Amount
Primero Mining Corp.
5.750%, 02/28/2020 (a)(d)	$1,543,000	979,805
Diversified Financials - 1.21%
EZCORP, Inc.
2.125%, 06/15/2019	300,000	308,625
TOTAL CONVERTIBLE BONDS (Cost $1,466,103)		1,288,430

Total Investments (Cost $20,264,692) - 88.68%		22,664,541
Other Assets in Excess of Liabilities - 11.32%		2,891,860
TOTAL NET ASSETS - 100.00%		$25,556,401

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)	Affiliate company. See Note 2.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $979,805, or 3.83% of total net assets.

Open Forward Currency Contracts
December 31, 2017 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	02/21/2018	CAD	100,000	USD	78,529	1,084
Bank of New York Mellon	02/21/2018	USD	1,513,438	CAD	1,900,000	779
State Street Bank	02/21/2018	USD	610,183	CAD	767,000	(454)
State Street Bank	06/22/2018	USD	1,072,592	AUD	1,400,000	(19,422)
						$(18,013)
USD - U.S. Dollar
CAD - Canadian Dollar
AUD - Australian Dollar

Notes to Schedule of Investments
December 31, 2017 (Unaudited)
Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the latest bid will be used.  When using the latest bid quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2017, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$223,342,367	$-	$-	$223,342,367

Total Convertible Bonds*	-	11,849,590	-	11,849,590

Total Corporate Bonds*	-	117,173,570	-	117,173,570

Money Market Fund*	32,990,139	-	-	32,990,139

U.S. Treasury Bill*	-	31,812,267	-	31,812,267
Total Assets	$256,332,506	$160,835,427	$-	$417,167,933

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(878,016)	$-	$(878,016)
Total Liabilities	$-	$(878,016)	$-	$(878,016)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Durables & Apparel	$2,914	$-	$-	$2,914
Consumer Services	4,509,252	-	-	4,509,252
Diversified Financials	1,653,044	-	-	1,653,044
Insurance	7,742,997	-	-	7,742,997
Materials	9,262	-	-	9,262
Media	4,906,178	-	-	4,906,178
Retailing	-	8,985	-	8,985
Software & Services	7,822,924	-	-	7,822,924
Total Common Stocks	26,646,571	8,985	-	26,655,556

Total Exchange-Traded Fund*	3,227,580	-	-	3,227,580

Total Convertible Bonds*	-	4,284,585	-	4,284,585

U.S. Treasury Bills*	-	105,758,686	-	105,758,686

Net Unrealized Appreciation on Forward Currency Contract	-	22,139	-	22,139
Total Assets	$29,874,151	$110,074,395	$-	$139,948,546
Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(167,135)	$-	$(167,135)
Total Liabilities	$-	$(167,135)	$-	$(167,135)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$2,629,352	$-	$-	$2,629,352

Total Preferred Stock*	-	286,609	-	286,609

Total Convertible Bonds*	-	6,452,667	-	6,452,667

Total Corporate Bonds*	-	57,883,744	-	57,883,744

Money Market Fund*	3,252,171	-	-	3,252,171

U.S. Treasury Bill*	-	4,989,757	-	4,989,757

Net Unrealized Appreciation on Forward Currency Contracts	-	11,932	-	11,932
Total Assets	$5,881,523	$69,624,709	$-	$75,506,232
Liabilities
Net Unrealized Depreciation on Forward Currency Contract	$-	$(13,873)	$-	$(13,873)
Total Liabilities	$-	$(13,873)	$-	$(13,873)

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$26,599,464	$-	$-	$26,599,464

U.S. Treasury Bill*	-	6,969,280	-	6,969,280

Net Unrealized Appreciation on Forward Currency Contracts	-	97,559	-	97,559
Total Assets	$26,599,464	$7,066,839	$-	$33,666,303

Liabilities
Net Unrealized Depreciation on Forward Currency Contract	$-	$(12,134)	$-	$(12,134)
Total Liabilities	$-	$(12,134)	$-	$(12,134)

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$19,590,958	$-	$-	$19,590,958

Preferred Stocks
Canada	1,355,264	1,716,716	-	3,071,980
Germany	901,483	-	-	901,483
Total Preferred Stocks	2,256,747	1,716,716	-	3,973,463

Total Convertible Bond*	-	1,188,085	-	1,188,085

U.S. Treasury Bills*	-	2,352,824	-	2,352,824

Net Unrealized Appreciation on Forward Currency Contracts	-	271,202	-	271,202
Total Assets	$21,847,705	$5,528,827	$-	$27,376,532

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(73,240)	$-	$(73,240)
Total Liabilities	$-	$(73,240)	$-	$(73,240)

Intrepid Select Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$19,615,837	$-	$-	$19,615,837

Total Exchange-Traded Funds*		1,760,274	-	-	1,760,274

Total Convertible Bonds*		-	1,288,430	-	1,288,430

Net Unrealized Appreciation on Forward Currency Contracts		-	1,863	-	1,863
Total Assets		$21,376,111	$1,290,293	$-	$22,666,404

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts		$-	$(19,876)	$-	$(19,876)
Total Liabilities		$-	$(19,876)	$-	$(19,876)

* For further information regarding security characteristics, please see the Schedules of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

	Intrepid Income Fund	Intrepid International Fund
Transfers Into Level 1	$-	$-
Transfers Out of Level 1	(286,609)	(1,346,835)
Net Transfer Into Level 1	(286,609)	(1,346,835)
Transfers Into Level 2	286,609	1,346,835
Transfers Out of Level 2	-	-
Net Transfers Out of Level 2	$286,609	$1,346,835

The movement from Level 1 to Level 2 in the Income Fund was from the security being priced using the bid price due to the lack of trading volume on December 31, 2017.
The movement from Level 1 to Level 2 in the International Fund was from the security being priced using the bid price due to the lack of trading volume on December 31, 2017.

There were no transfers of securities between Level 1 and Level 2 during the reporting period for the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Disciplined Value Fund or Intrepid Select Fund. The Funds did not hold any investments during the period ended December 31, 2017 with significant unobservable inputs which would be classified as Level 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended December 31, 2017, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Forward Currency Contracts

   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.

Values of Forward Currency Contracts as of December 31, 2017

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contract	$-	Depreciation of forward currency contracts	$(878,016)
Total		$-		$(878,016)
Intrepid Endurance Fund
Forward Currency Contracts	Appreciation of forward currency contract	$22,139	Depreciation of forward currency contracts	$(167,135)
Total		$22,139		$(167,135)
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$11,932	Depreciation of forward currency contracts	$(13,873)
Total		$11,932		$(13,873)
Intrepid Disciplined Value Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$97,559	Depreciation of forward currency contract	$(12,134)
Total		$97,559		$(12,134)
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$271,202	Depreciation of forward currency contracts	$(73,240)
Total		$271,202		$(73,240)
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$1,863	Depreciation of forward currency contracts	$(19,876)
Total		$1,863		$(19,876)

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2017 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$ 5,229,801	$ 1,375,002	$ 524,049	$ 342,396

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$ 53,362,575	$ 9,880,220	$ 2,087,581	$ 4,215,291

Long Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contract	$ 501,810	$ 52,405

Short Positions	Intrepid International Fund	Intrepid Select Fund
Forward currency contracts	$ 17,670,751	$ 2,074,363

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.

Derivative Risk

   The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year from October 1, 2017 through December 31, 2017. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	428,541	-	-	428,541	$ 115,706	$ -	$ 599,957	$ 10,263,557	$ 10,185,972
HNZ Group, Inc.	631,480	-	-	631,480	-	-	2,931,574	9,384,285	6,432,763
					$ 115,706	$ -	$ 3,531,531	$ 19,647,842	$ 16,618,735

Intrepid Endurance Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	279,141	-	(5,627)	273,514	$ 75,368	$ 113	$ 390,457	$ 6,550,660	$ 6,273,687
					$ 75,368	$ 113	$ 390,457	$ 6,550,660	$ 6,273,687

Intrepid Income Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	35,984	-	-	35,984	$ 9,716	$ -	$ 50,378	$ 861,817	$ 821,440
					$ 9,716	$ -	$ 50,378	$ 861,817	$ 821,440

Intrepid Disciplined Value Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	65,808	-	-	65,808	$ 17,768	$ -	$ 92,131	$ 1,576,101	$ 1,480,550
					$ 17,768	$ -	$ 92,131	$ 1,576,101	$ 1,480,550

Intrepid International Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	31,024	3,944	-	34,968	$ 8,376	$ -	$ 43,946	$ 837,484	$ 791,248
Coventry Group Ltd.	1,580,150	34,674	(31,000)	1,583,824	-	1,041	29,069	1,421,146	942,568
HNZ Group, Inc.	86,190	-	(23,700)	62,490	-	87,500	304,809	928,650	569,088
					$ 8,376	$ 88,541	$ 377,824	$ 3,187,280	$ 2,302,904

Intrepid Select Fund
	Share Balance			Share Balance	Dividend	Realized	Unrealized	Value at	Cost at
Issuer Name	at Oct. 1, 2017	Additions	Reductions	at December 31, 2017	Income	Gain	Appreciation	December 31, 2017	December 31, 2017
Baldwin & Lyons, Inc. - Class B	60,714	16,707	-	77,421	$ 16,393	$ -	$ 86,914	$ 1,854,232	$ 1,827,619
					$ 16,393	$ -	$ 86,914	$ 1,854,232	$ 1,827,619

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)          /s/ Mark F. Travis
Mark F. Travis, President

Date        2/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark F. Travis
Mark F. Travis, President

Date        2/28/18

By (Signature and Title)*       /s/ Donald C. White
Donald C. White, Treasurer

Date       2/28/18

* Print the name and title of each signing officer under his or her signature.